Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Maturity analysis
Year 1	473	564
Year 2	473	650
Year 3	473	466
Year 4	473	—
Less: Future interest expense	(211)	(138)
	1,681	1,542
Analyzed as:
Current	382	487
Non-current	1,299	1,055
	1,681	1,542

Schedule of Movements of Lease Liabilities

The movements of lease liabilities during the financial period are as follows:

	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
As at 1 April	—	1,681
Interest charged for the year	116	93
Additions	2,043	278
Exchange differences	(1)	(27)
Payments of:
- Principal	(361)	(390)
- Interest expense	(116)	(93)
As at 31 March	1,681	1,542

Schedule of Expenses Relating to Leases of Low-Value Assets and Short-Term Leases

Expenses relating to leases of low-value assets and short-term leases (included in other expenses) are as follows:

	March 31, 2024	March 31, 2025	March 31, 2026
	USD’000	USD’000	USD’000

Rental expenses on:
Equipment	2	2	2
Premises	200	58	50
Total	202	60	52